Personnel expenses - Sensitivity analysis of essential assumptions (Details) SEK in Millions	12 Months Ended
Dec. 31, 2017 SEK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	3.50%
Decrease in actuarial assumption (as a percent)	1.50%
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption (as a percent)	1.00%
Decrease in actuarial assumption (as a percent)	1.00%
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	SEK 214
Decrease in actuarial assumption, Increase (decrease) in the net defined benefit obligation	326
Increase in actuarial assumption, Increase (decrease) in the net service cost	3
Decrease in actuarial assumption, Increase (decrease) in the net service cost	6
Increase in actuarial assumption, Increase (decrease) in the net interest cost	7
Decrease in actuarial assumption, Increase (decrease) in the net interest cost	SEK 5
Expected lifetime
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in expected lifetime	1 year
Decrease in expected lifetime	1 year
Increase in actuarial assumption, Increase (decrease) in the net defined benefit obligation	SEK 251
Decrease in actuarial assumption, Increase (decrease) in the net defined benefit obligation	273
Increase in actuarial assumption, Increase (decrease) in the net service cost	4
Decrease in actuarial assumption, Increase (decrease) in the net service cost	5
Increase in actuarial assumption, Increase (decrease) in the net interest cost	6
Decrease in actuarial assumption, Increase (decrease) in the net interest cost	SEK 7